Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2026	2025
Consulting and other purchased services	33,002	28,620
Cost of services and change in inventory	5,731	(273)
Employee benefit expense other than share-based compensation	40,913	44,426
Share-based compensation expense	3,356	4,500
Raw materials and consumables used	6,598	7,363
Depreciation and amortization and impairment	9,744	10,811
Building and energy costs	7,102	7,344
Supply, office and IT costs	4,759	4,457
License fees and royalties	1,142	1,877
Advertising costs	2,781	5,267
Warehousing and distribution costs	1,820	2,221
Travel and transportation costs	756	843
Other expenses	959	1,490
OPERATING EXPENSES	118,663	118,947